DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES - Group's VIE information (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Group's VIE information
Cash	$ 82,766,285		¥ 111,996,325		¥ 569,059,591
Short-term investments	17,488,390		85,187,718		120,241,425
Accounts receivable, net	7,915,765		10,382,112		54,424,845
Inventories	20,708,633		88,225,965		142,382,205
Prepayments and other current assets	3,915,345		7,349,583		26,919,954
Total current assets	162,859,922		407,688,903		1,119,743,397
Property and equipment, net	5,961,046		28,696,602		40,985,174
Intangible assets, net	1,122,501		1,277,467		7,717,754
Other non-current assets	2,444,256		626,605		16,805,474
Total assets	172,387,725		503,631,577		1,185,251,799
Short-term bank borrowings	26,176,715		168,234,207		179,978,003
Accounts payable	36,312,398		124,937,465		249,665,890
Advances from customers	2,982,454		48,503,389		20,505,861
Deferred revenue - current	1,842,241		9,853,361		12,666,330
Accrued expenses and other current liabilities	19,516,258		75,412,869		134,184,026
Total current liabilities	86,830,066		578,499,087		597,000,110
Warranty - non current	2,561,245		12,378,751		17,609,842
Deferred revenue - non current	34,150		144,700		234,801
Total liabilities	89,425,461		591,022,538		614,844,753
Net revenues	214,934,376	¥ 1,477,781,304	769,368,001	¥ 354,810,048
Net loss	(50,763,942)	(349,027,476)	(184,662,871)	(232,720,922)
Net cash used in operating activities	1,131,460	7,779,366	80,063,278	(123,053,734)
Net cash used in investing activities	(15,066,491)	(103,589,651)	(55,928,949)	(59,949,934)
Net cash provided by financing activities	80,777,047	555,382,588	2,414,710	225,011,777
Effect of foreign currency exchange rate changes on cash	(364,921)	(2,509,037)	(5,673,424)	2,061,790
Net increase in cash	66,477,095	457,063,266	20,875,615	44,069,899
Cash at the beginning of the year	16,289,190	111,996,325	91,120,710	47,050,811
Cash at the end of the year	$ 82,766,285	569,059,591	111,996,325	91,120,710
VIE
Group's VIE information
Cash			71,792,874		90,723,253
Short-term investments			85,187,718		120,241,425
Accounts receivable, net			10,382,112		54,424,845
Inventories			88,225,965		142,155,411
Prepayments and other current assets			7,349,583		22,711,514
Amounts due from related parties					4,262,270
Total current assets			262,938,252		434,518,718
Property and equipment, net			28,696,602		40,580,352
Intangible assets, net			1,277,467		580,667
Other non-current assets			626,605		16,805,475
Total assets			293,538,926		492,485,212
Short-term bank borrowings			168,234,207		179,978,003
Accounts payable			124,937,465		249,665,890
Amounts due to related parties			144,169,442		211,250,230
Advances from customers			48,503,389		20,505,861
Deferred revenue - current			9,853,361		12,666,330
Accrued expenses and other current liabilities			75,382,869		119,242,975
Total current liabilities			571,080,733		793,309,289
Warranty - non current			12,378,751		17,609,842
Deferred revenue - non current			144,700		234,801
Total liabilities			583,604,184		¥ 811,153,932
Net revenues		1,477,593,628	769,368,001	354,810,048
Net loss		(294,156,973)	(145,154,084)	(227,081,999)
Net cash used in operating activities		14,379,166	(2,423,156)	(80,026,685)
Net cash used in investing activities		(74,333,070)	(55,928,949)	(59,949,934)
Net cash provided by financing activities		78,199,492	68,703,310	185,610,980
Effect of foreign currency exchange rate changes on cash		684,791	(813,270)	196,441
Net increase in cash		18,930,379	9,537,935	45,830,802
Cash at the beginning of the year		71,792,874	62,254,939	16,424,137
Cash at the end of the year		¥ 90,723,253	¥ 71,792,874	¥ 62,254,939